One National Life Drive Montpelier, VT 05604 July 1, 2008 VIA ELECTRONIC FILING Division of Investment Management Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549

Re:	Sentinel Group Funds, Inc.
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Sentinel Group Funds, Inc. (the “Fund”), enclosed for the filing under the
Securities Act of 1933 is a Registration Statement on Form N-14 relating to the reorganization transaction between two series of the Fund. The Registration Statement includes (1) a letter to shareholders, (2) questions and answers, (3) notice of special meeting, (4) preliminary combined proxy statement/prospectus and (5) proxy card in connection with the Special Meeting of Shareholders of the Sentinel High Yield Bond
Fund, a series of the Fund, scheduled to be held September 24, 2008. It is anticipated that a definitive proxy statement/prospectus will begin mailing to record date shareholders on or around August 20, 2008.

As indicated on the facing sheet of the Registration Statement, the Fund proposes that the
Registration Statement become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933. Please direct any communications relating to this filing to me at (802) 229-3113.

Very truly yours, /s/ D. Russell Morgan D. Russell Morgan Chief Compliance Officer

Enclosures